Loans Receivable and Allowance for Loan Losses (Allowance for Loan Losses and Recorded Investment in Financing Receivables) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance,	$ 6,463	$ 7,298	$ 5,875
Charge Offs	(1,220)	(2,951)	(3,198)
Recoveries	191	66	41
Provision for loan losses	2,200	2,050	4,580
Ending balance,	7,634	6,463	7,298
Ending balance individually evaluated for impairment		3	1,613
Ending balance collectively evaluated for impairment	7,634	6,460	5,685
Residential Real Estate Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance,	1,092	1,069	1,323
Charge Offs	(83)	(123)	(224)
Recoveries	6	6	20
Provision for loan losses	257	140	(50)
Ending balance,	1,272	1,092	1,069
Ending balance individually evaluated for impairment	0	0
Ending balance collectively evaluated for impairment	1,272	1,092	1,069
Commercial Real Estate Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance,	4,623	5,506	3,890
Charge Offs	(902)	(2,711)	(2,883)
Recoveries	159	15
Provision for loan losses	1,385	1,813	4,499
Ending balance,	5,265	4,623	5,506
Ending balance individually evaluated for impairment	0	3	1,613
Ending balance collectively evaluated for impairment	5,265	4,620	3,893
Construction Real Estate Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance,	78	90	222
Charge Offs	(28)	0
Recoveries	0	0
Provision for loan losses	40	(12)	(132)
Ending balance,	90	78	90
Ending balance individually evaluated for impairment	0	0
Ending balance collectively evaluated for impairment	90	78	90
Commercial, Financial And Agricultural [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance,	307	397	256
Charge Offs	0	(15)
Recoveries	0	0
Provision for loan losses	156	(75)	141
Ending balance,	463	307	397
Ending balance individually evaluated for impairment	0	0
Ending balance collectively evaluated for impairment	463	307	397
Consumer Loans To Individuals [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance,	363	236	184
Charge Offs	(207)	(102)	(91)
Recoveries	26	45	21
Provision for loan losses	362	184	122
Ending balance,	544	363	236
Ending balance individually evaluated for impairment	0	0
Ending balance collectively evaluated for impairment	$ 544	$ 363	$ 236